Interim Consolidated Statements of Comprehensive Loss (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net change (net of tax effect)	$ 98	$ (48)
Net change net of tax effect	$ 116	$ (4)